Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Summary of Reconciliation of Changes in Goodwill

	As of January 1, 2020	Increase	Decrease	As of December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui	8,911,445	—	—	8,911,445
Tianjin Guarantee	126,207	—	—	126,207
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	—	6,663
Yunque Dongfang	2,800	—	—	2,800
Jinniu Loan	2,515	—	—	2,515

	9,117,382	—	—	9,117,382
Less: Impairment losses	(70,552)	—	—	(70,552)

	9,046,830	—	—	9,046,830

	As of January 1, 2021	Increase	Decrease	As of December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui	8,911,445	—	—	8,911,445
Tianjin Guarantee	126,207	—	—	126,207
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	—	6,663
Yunque Dongfang	2,800	—	—	2,800
Jinniu Loan	2,515	—	—	2,515

	9,117,382	—	—	9,117,382
Less: Impairment losses	(70,552)	(128,722)	—	(199,274)

	9,046,830	(128,722)	—	8,918,108

	As of January 1, 2022	Increase	Decrease	As of December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui	8,911,445	—	—	8,911,445
Tianjin Guarantee	126,207	—	(126,207)	—
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	—	6,663
Yunque Dongfang	2,800	—	(2,800)	—
Jinniu Loan	2,515	—	—	2,515

	9,117,382	—	(129,007)	8,988,375
Less: Impairment losses (a)	(199,274)	(6,663)	129,007	(76,930)

	8,918,108	(6,663)	—	8,911,445

(a)	As of December 31, 2022, Pingan Jixin, Lu International (Hong Kong) Limited, and Jinniu Loan were fully impaired. Tianjin Guarantee and Yunque Dongfang were written off.

Goodwill [member]
Disclosure of reconciliation of changes in goodwill [line items]
Summary of Key Assumptions Used for Value-in-use Calculations
The key assumptions used for
value-in-use
calculations are as follows:

	As of December 31,
	2020	2021	2022
Pre-tax discount rates	24%-27%	27%	19%
Revenue growth rates	3%-275%	3%-8%	-22%-30%
Long term growth rate	3%	3%	2%

Summary of Recoverable Amount of Cash Generating Units Exceeding Carrying Amount
The recoverable amount of Puhui exceeded its carrying amount:

	As of December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Recoverable amount of the CGU exceeded its carrying amount	58,347,954	46,780,343	31,032,688

Summary of Possible Changes of Key Assumptions of Cash Generating Units
The following table sets forth the impact of reasonable possible changes in
e
ach of the key assumptions, with all other variables held constant, on Puhui impairment testing at the dates indicated. As shown below, the possible changes of key parameters would not cause the carrying amount of the CGU to exceed its recoverable amount at the dates indicated.

	Recoverable amount of the CGU exceeded its carrying amount
	As of December 31,
Possible changes of key assumptions	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Revenue growth rate decrease by 5%	51,446,124	45,153,184	12,785,375
Pre-tax discount rate plus 1%	54,371,643	43,239,361	25,826,383